Schedule of Warrants Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Warrants Outstanding, Beginning balance
Warrants Exercisable, Begining balance	345,400
Warrants, Granted	345,400
Warrants, Exercised
Warrants, Forfeited/Cancelled
Warrants Outstanding, Ending balance	345,400
Warrants Exercisable, Ending balance	345,400
Warrants Outstanding, Weighted Average Exercise Price, Beginning balance
Warrants Exercisable, Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 1.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Warrants Outstanding, Weighted Average Exercise Price, Ending balance	$ 1.00
Warrants Exercisable, Weighted Average Exercise Price, Ending balance	$ 1.00